                                                      Registration Nos. 33-70116
                                                                        811-8036
         As filed with the Securities and Exchange Commission on August 29, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                     Pre-Effective Amendment No.                             / /

                     Post-Effective Amendment No. 12                         /X/

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                Amendment No. 14                             /X/
                        (Check appropriate box or boxes)

                      THE OFFITBANK INVESTMENT FUND, INC.
               (Exact name of Registrant as specified in charter)

                              125 West 55th Street
                                   11th Floor
                           New York, New York  10019
             (Address of Principal Executive Offices with Zip Code)

                            ------------------------

       Registrant's Telephone Number, including Area Code: (800) 845-8406

                            ------------------------

                              Wallace Mathai-Davis
                            Secretary and Treasurer
                      The OFFITBANK Investment Fund, Inc.
                              125 West 55th Street
                            New York, New York 10019
                    (Name and Address of Agent for Service)

                            ------------------------

                                with a copy to:
                             Gary S. Schpero, Esq.
                           Simpson Thacher & Bartlett
                              425 Lexington Avenue
                         New York, New York  10017-3954
                                 (212) 455-2000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

     X   immediately upon filing pursuant to paragraph (b)
    ---
         on (date) pursuant to paragraph (b)
    ---
         on (date) pursuant to paragraph (a)(i)
    ---
         75 days after filing pursuant to paragraph (a)(ii)
    ---
         on (date) pursuant to paragraph (a)(ii) of rule 485
    ---
         60 days after filing pursuant to paragraph (a)(i)
    ---

If appropriate, check the following box:

         this post-effective amendment designates a new effective
    ---  date for a previously filed post-effective amendment

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously filed a declaration of registration of an indefinite number of shares of Capital Stock, $.001 par value per share, of all series of the Registrant, now existing or hereafter created. Registrant's 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on February 26, 1997.

                     THE OFFITBANK INVESTMENT FUND, INC.
                            CROSS REFERENCE SHEET
                           PURSUANT TO RULE 495(a)
                       UNDER THE SECURITIES ACT OF 1933

N-1A Item No.                               Location
-------------                               --------

Part A                                      Prospectus Caption
------                                      ------------------

Item 1.  Cover Page                         Cover Page

Item 2.  Synopsis                           Prospectus Summary; Expense
                                            Information

Item 3.  Condensed Financial                Financial Highlights
         Information

Item 4.  General Description of
         Registrant                         Prospectus Summary;
                                            Investment Objectives and Policies;
                                            Other Investment Policies and
                                            Risks; Special Risk Considerations;
                                            The Transfer; Limiting Investment
                                            Risks; Additional Information;
                                            Appendix A; Appendix B

Item 5.  Management of the Fund             Management; Fund Expenses

Item 5A. Management's Discussion of
         Fund Performance                   Not Applicable

Item 6.  Capital Stock and Other            Dividends and Distributions;
         Securities                         Taxes; Additional Information;
                                            Reports to Shareholders

Item 7.  Purchase of Securities
         Being Offered                      Management of shares; Sharholder
                                            Services


Item 8.  Redemption or Repurchase           Redemption of Shares; Shareholder
                                            Services

Item 9.  Pending Legal Proceedings          Not Applicable

                                            Statement of Additional
Part B                                      Information Caption
------                                      -----------------------

Item 10. Cover Page                         Cover Page

Item 11. Table of Contents                  Table of Contents

Item 12. General Information and
         History                            Not Applicable

Item 13. Investment Objectives and
         Policies                           Additional Information on Portfolio
                                            Instruments and Techniques;
                                            Additional Risk Considerations;
                                            Investment Limitations

Item 14. Management of the Registrant       Management of the Fund

Item 15. Control Persons and Principal
         Holders of Securities              General Information

Item 16. Investment Advisory and
         Other Services                     Management of the Fund

Item 17. Brokerage Allocation               Portfolio Transactions

Item 18. Capital Stock and Other
         Securities                         General Information

Item 19. Purchase, Redemption and
         Pricing of Securities
         Being Offered                      Management; Purchase of Shares;
                                            Redemption of Shares; Shareholder
                                            Services

Item 20. Tax Status                         Additional Information
                                            Concerning Taxes

Item 21. Underwriters                       Distributor

Item 22. Calculation of Performance
         Data                               Performance Information

Item 23. Financial Statements               Report of Independent Accountants;
                                            Financial Information

Part C
------

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                    PART A

                               PRELIMINARY NOTE


The Registrant's Prospectus dated May 1, 1997, to which the interim financial statements contained herein are added by Post-Effective Amendment No. 12, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                     THE OFFITBANK INVESTMENT FUND, INC.

                          CALIFORNIA MUNICIPAL FUND


                       Supplement Dated August 29, 1997
                     to the Prospectus Dated May 1, 1997


                            FINANCIAL HIGHLIGHTS
                                 (UNAUDITED)

The table below of Financial Highlights (unaudited) sets forth per-share data for a share of capital stock outstanding for the California Municipal Fund (the "Fund"), a portfolio of The OFFITBANK Investment Fund, Inc. (the "Company"), for the period ended June 30, 1997. Financial highlights are not presented for the Advisor Shares since no such shares were outstanding during the period presented. This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus and the related financial statements and notes thereto appearing in the Fund's Semi-Annual Report covering the period ended June 30, 1997. The Semi-Annual Report to shareholders may be obtained from the Fund free of charge by calling (800) 618-9510.


SELECTED RATIOS AND DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGH THE PERIOD:
-------------------------------------------------------------------------------------
                                                                    SELECT SHARES
                                                                ---------------------
                                                                 FOR THE PERIOD FROM
                                                                    APRIL 2, 1997*
                                                                THROUGH JUNE 30, 1997
                                                                ---------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .             $10.00
                                                                     --------
   Net investment income . . . . . . . . . . . . . . . . .               0.11
   Net realized and unrealized gain. . . . . . . . . . . .               0.17
                                                                     --------
   Total from investment operations. . . . . . . . . . . .               0.28
                                                                     --------
LESS DIVIDENDS FROM:
   Net investment income . . . . . . . . . . . . . . . . .              (0.11)
                                                                     --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .             $10.17
                                                                     --------
                                                                     --------
TOTAL INVESTMENT RETURN**: . . . . . . . . . . . . . . . .              2.83%
RATIOS/ SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands). . . . . . . .             $1,462
Ratios to average net assets:
   Expenses. . . . . . . . . . . . . . . . . . . . . . . .              0.50% (1)(2)
   Net investment income . . . . . . . . . . . . . . . . .              4.38% (1)
PORTFOLIO TURNOVER RATE. . . . . . . . . . . . . . . . . .                 6%

  * Commencement of operations.
 ** Not annualized. Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(1) Annualized.
(2) If the Fund had borne all expenses that were assumed or waived by the Adviser and Administrator, the above expense ratio would have been 6.31% (annualized) for the period ended June 30, 1997.

                                    PART B

                               PRELIMINARY NOTE

The Registrant's Prospectus and Statement of Additional Information dated May 1, 1997, to which the interim financial statements contained herein are added by Post-Effective Amendment No. 12, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497(c).

                     THE OFFITBANK INVESTMENT FUND, INC.

                       SUPPLEMENT DATED AUGUST 29, 1997
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

    This Supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.


PLEASE NOTE, THE FOLLOWING REVISIONS REGARDING THE "MANAGEMENT OF THE FUND" SECTION ON PAGES 44 THROUGH 46 OF THE STATEMENT OF ADDITIONAL INFORMATION:

DIRECTORS AND OFFICERS (The last sentence of this Section on Page 45 now reads as follows):

    As of August 11, 1997, the Directors and officers, as a group, did not own 1% or more of the Company or of any Fund.

INVESTMENT ADVISER (The second paragraph of this Section on page 46 now reads as follows):

    For its services under the Advisory Agreements, the Adviser receives from each Fund an advisory fee. The fee is payable monthly at an annual rate of
 .85% of the first $200,000,000, .75% on the next $400,000,000 and .65% on amounts in excess of $600,000,000 of OFFITBANK High Yield Fund's average daily net assets; .90% of the first $200,000,000 and .80% on amounts in excess thereof of OFFITBANK Emerging Markets Fund's average daily net assets;
 .80% of the first $200,000,000 and .70% on amounts in excess thereof of OFFITBANK Investment Grade Global Debt Fund's average daily net assets; .90% of OFFITBANK Global Convertible Fund's average daily net assets; 1.00% of OFFITBANK Latin America Equity Fund's average daily net assets; .35% of OFFITBANK U.S. Government Securities Fund's average daily net assets; .35% of OFFITBANK Mortgage Securities Fund's average daily net assets; .35% of OFFITBANK National Municipal Fund's average daily net assets; .35% of OFFITBANK California Municipal Fund's average daily net assets and .35% of OFFITBANK New York Municipal Fund's average daily net assets. With respect to OFFITBANK Total Return Fund, the Adviser is entitled to receive a monthly fee from the Fund at the annual rate of .50% with respect to the Fund's assets other than investments in the other Funds of the Company. The Adviser may waive all or part of its fee from time to time in order to increase a Fund's net investment income available for distribution to shareholders. The Funds will not be required to reimburse the Adviser for any advisory fees waived. The Adviser may from time to time, at its own expense, provide compensation to financial institutions for performing administration or other tentative services for their customers. These services may include maintaining account records, processing orders to purchase, redeem and exchange shares and answering customer inquiries. For the fiscal year ended December 31, 1996, the High Yield Fund paid the Adviser $4,989,174 in advisory fees, the Emerging Markets Fund paid the Adviser $759,339 in advisory fees; and the Adviser earned $69,937, but waived $69,937, in advisory fees for the New York Municipal Fund and earned $53,176, but waived $53,176, in advisory fees for the Latin America Equity Fund. For the fiscal year ended December 31, 1995, the High Yield Fund paid the Adviser $2,884,016 in advisory fees, the Adviser earned $312,096, but waived $52,155, in advisory fees for the Emerging Markets Fund and earned $23,448, but waived $23,280, in advisory fees for the New York Municipal Fund. For the fiscal period ended December 31, 1994, the Adviser earned fees of $1,185,535 for the High Yield Fund and $187,360 for the Emerging Markets Fund. The Adviser waived fees of $45,799 for the Emerging Markets Fund.

PLEASE NOTE, THE FOLLOWING REVISIONS REGARDING THE "PERFORMANCE CALCULATIONS" SECTION ON PAGES 50 THROUGH 52 OF THE STATEMENT OF ADDITIONAL INFORMATION:

TOTAL RETURN (Pages 50 through 52):

    The following table for the California Municipal Fund sets forth the aggregate total return for each class of shares for the time period ended June 30, 1997.

                                                      CALIFORNIA MUNICIPAL FUND
                                                      -------------------------
                                                      SELECT            ADVISOR
                                                      SHARES            SHARES*
                                                      ------            -------
Since inception (April 2, 1997)..................     2.83              2.83

---------------
* The return figures do not reflect the distribution and service fees currently paid with respect to the Advisor Shares of the Fund. At June 30, 1997, no Advisor Shares for the California Municipal Fund had been issued to the public.

    The 30-day yield and tax equivalent yield for the Select Shares of the California Municipal Fund for the period ended June 30, 1997, were 4.49% and 7.43%, respectively.


PLEASE NOTE, THE FOLLOWING REVISIONS REGARDING THE "GENERAL INFORMATION" SECTION ON PAGES 56 THROUGH 59 OF THE STATEMENT OF ADDITIONAL INFORMATION:

CERTAIN OWNERS OF SHARES OF THE COMPANY (This section on Pages 57 through 59 now reads as follows):

    As of August 11, 1997, the following persons owned of record or beneficially 5% or more of the outstanding shares of any class of shares of a Fund of the Company:

EMERGING MARKETS FUND (SELECT SHARES)              SHARES OWNED     PERCENTAGE
---------------------                              -------------    ----------
GAF Corporation Master Retirement Trust            1,226,850.866       7.71%
Trustee-Bankers Trust Co.
Attention:  Clare Petosa
Mail Stop 3048
34 Exchange Place
Jersey City, N.J 07302

Mall Investment LP                                 1,003,099.772      6.304%
215 Keo Way
Des Moines, IA 50309

NEW YORK MUNICIPAL FUND (SELECT SHARES)            SHARES OWNED     PERCENTAGE
-----------------------                            -------------    ----------
OFFITBANK Capital                                    473,949.515     16.377%
Attn:  Vincent Rella
520 Madison Avenue, 27th Floor
New York, N.Y. 10022

Sylvia Slifka                                        203,192.677      7.021%
870 Fifth Avenue
New York, N.Y. 10021

LATIN AMERICA EQUITY FUND (SELECT SHARES)          SHARES OWNED     PERCENTAGE
-------------------------                          -------------    ----------
Lighthouse Inc.                                      359,565.583      7.127%
111 East 59th Street
New York, N.Y. 10022

Mall Investment L.P.                               1,234,906.783     24.478%
215 Keo Way
Des Moines, IA 50309

Taube Family Trust                                   295,411.752      5.855%
1050 Ralston Avenue
Belmont, CA

LATIN AMERICA EQUITY FUND (ADVISER SHARES)         SHARES OWNED     PERCENTAGE
-------------------------                          -------------    ----------
Donaldson Lufkin & Jenrette Securities Corp           60,128.029        100%   *
One Pershing Plaza
Jersey City, New Jersey  07399

INVESTMENT GRADE GLOBAL DEBT FUND (SELECT SHARES)  SHARES OWNED     PERCENTAGE
---------------------------------                  -------------    ----------
BISYS Fund Services                                        3,200        100%   *
3435 Stelzer Road
Columbus, OH 43219

CALIFORNIA MUNICIPAL FUND (SELECT SHARES)          SHARES OWNED     PERCENTAGE
-------------------------                          -------------    ----------
OFFITBANK Capital                                    208,971.225     65.882%   *
520 Madison Avenue
New York, NY 10022

Dennis Lavinthal                                      55,020.028     17.346%
14958 Venture Boulevard
Sherman Oaks, California  91403

Elisa Zaffaroni Trust                                 19,747.811      6.225%
950 Page Mill Road
Palo Alto, California  94304

Adam Wetsma                                           20,978.087      6.613%
2019 San Ysidro Drive
Beverly Hills, California  90210

NATIONAL MUNICIPAL FUND (SELECT SHARES)            SHARES OWNED     PERCENTAGE
-----------------------                            -------------    ----------
Furman Selz LLP                                                5        100%   *
230 Park Avenue, 9th Floor
New York, NY  10169


MORTGAGE SECURITIES FUND (SELECT SHARES)           SHARES OWNED     PERCENTAGE
------------------------                           -------------    ----------
Danielle Rich Trust                                  249,550.052     28.010%   *
36 South Charles Street
Baltimore, Maryland  21201

Ilona Rich Trust                                     249,550.052     28.010%   *
36 South Charles Street
Baltimore, Maryland  21201

Zenkel Foundation                                     49,902.589      5.601%
15 West 53 Street
New York, New York  10019

Gladys Cole IRA Rollover                             187,814.787     21.080%
1211 Avenue of Americas
New York, NY  10036

U.S. GOVERNMENT SECURITIES FUND (SELECT SHARES)    SHARES OWNED     PERCENTAGE
-------------------------------                    -------------    ----------
Roger Blumencranz IRA Rollover                        22,526.144     17.186%
465 East Shore Boulevard
Kings Point, NY  11024

Light & Co                                            40,060.108     30.563%   *
P.O. Box  1596
Baltimore, Maryland  21203

Zenkel Foundation                                     58,632.056     44.732%   *
15 West 53 Street
New York, New York  10019

* Accountholder may be deemed to have "control" as defined under the Securities Act of 1933.

FINANCIAL INFORMATION (This section on Pages 59 now reads as follows):

    The audited financial statements and independent accountant's report thereto of the Company for the fiscal year ended December 31, 1996 are incorporated by reference to those contained in the Annual Report for the year ended December 31, 1996 filed with the Commission. The unaudited financial statements of the California Municipal Fund for the period ended June 30, 1997 are incorporated by reference to those contained in the Semi-Annual Report covering the same period filed with the Commission.

                                    PART C

                                    PART C

                              OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)  FINANCIAL STATEMENTS:

         Included in the Prospectus:

         (1) Financial Highlights for the periods ended December 31, 1994, December 31, 1995 and December 31, 1996 (audited).
         (2) Financial Highlights for the California Municipal Fund for the period ended June 30, 1997 (unaudited).

         Incorporated by reference in Statement of Additional Information:

         (1)    Portfolios of Investments dated December 31, 1996 (audited).*
         (2) Statements of Assets and Liabilities dated December 31, 1996 (audited).*
         (3) Statements of Operations for the period ended December 31, 1996 (audited).*
         (4) Statement of Changes in Net Assets for the periods ended December 31, 1995 and December 31, 1996 (audited).*
         (5) Financial Highlights for the periods ended December 31, 1994, December 31, 1995 and December 31, 1996 (audited).*
         (6)    Notes to Financial Statements dated December 31, 1996
                (audited).*
         (7) Report of Independent Accountants to Financial Statements for the period ended December 31, 1996.*
         (8) Portfolios of Investments for the California Municipal Fund dated June 30, 1997 (unaudited).**
         (9) Statements of Assets and Liabilities for the California Municipal Fund dated June 30, 1997 (unaudited).**
         (10) Statements of Operations for the California Municipal Fund for the period ended June 30, 1997 (unaudited).**
         (11)   Statement of Changes in Net Assets for the California Municipal
                Fund for the period ended June 30, 1997 (unaudited).**
         (12)   Financial Highlights for the California Municipal Fund for the
                period ended June 30, 1997 (unaudited).**
         (13) Notes to Financial Statements for the California Municipal Fund dated June 30, 1997 (unaudited).**


    (b)  EXHIBITS:

         Exhibit
         Number                   Description
         -------                  -----------

         1(a)    --     Registrant's Articles of Incorporation.(1)
         1(b)    --     Registrant's Amended and Restated Articles of
                        Incorporation.(3)
         1(c)    --     Registrant's Form of Articles Supplementary.(5)
         1(d)    --     Registrant's Form of Articles Supplementary. (9)
         2(a)    --     Registrant's By-Laws.(1)
         2(b)    --     Registrant's Amended and Restated By-Laws.(3)
         3       --     None.
         4(a)    --     Form of Stock Certificate for shares of Class A
                        stock.(3)
         4(b)    --     Form of Stock Certificate for shares of Class B
                        stock.(5)
         4(c)    --     Form of Stock Certificate for shares of Class C
                        stock.(3)
         4(e)    --     Form of Stock Certificate for shares of Class E
                        stock.(5)
         4(f)    --     Form of Stock Certificate for shares of Class F
                        stock.(5)
         4(g)    --     Form of Stock Certificate for shares of Class G
                        stock.(5)
         4(h)    --     Form of Stock Certificate for shares of Class H
                        stock.(5)
         4(i)    --     Form of Stock Certificate for shares of Class I
                        stock.(8)
         4(j)    --     Form of Stock Certificate for shares of Class J
                        stock.(8)

         4(k)    --     Form of Stock Certificate for shares of Class K
                        stock.(8)
         5(a)    --     Form of Advisory Agreement between Registrant and
                        OFFITBANK with respect to the High Yield, Global Debt
                        and Emerging Markets Funds.(3)
         5(b)    --     Form of Advisory Agreement between the Registrant and
                        OFFITBANK with respect to the Global Convertible, Latin
                        America Equity, National Municipal, California
                        Municipal and New York Municipal Funds.(5)
         5(c)    --     Agreement to Advisory Agreement between the Registrant
                        and OFFITBANK reflecting the change in name of the
                        Latin America Equity, to Latin America Total Return
                        Fund.(6)
         5(d)    --     Form of Advisory Agreement between Registrant and
                        OFFITBANK U.S. Government Securities Fund, OFFITBANK
                        Mortgage Securities Fund and OFFITBANK Total Return
                        Fund.(8)
         6(a)    --     Form of Supplement to the Distribution Agreement
                        between Registrant and OFFIT Funds Distributor, Inc.
                        with respect to the Global Convertible, Latin America
                        Equity, National Municipal, California Municipal and
                        New York Municipal Funds.(5)
         6(b)    --     Amendment to the Distribution Agreement between
                        Registrant and OFFIT Funds Distributor, Inc. reflecting
                        the change in name of the Latin America Equity Fund to
                        Latin America Total Return Fund.(6)
         6(c)    --     Amendment to the Distribution Agreement in connection
                        with the reclassification of existing shares of each
                        Fund as "Select Shares" as of the close of business May
                        1, 1996, and the creation of Advisor Shares.(7)
         6(d)    --     Form of Distribution Agreement between Registrant and
                        OFFIT Funds Distributor, Inc.(8)
         7       --     None.
         8(a)    --     Form of Custodian Agreement between Registrant and The
                        Chase Manhattan Bank, N.A. (the "Custodian") with
                        respect to the High Yield, Global Debt and Emerging
                        Markets Funds.(3)
         8(b)    --     Form of Custodian Agreement between Registrant and the
                        Custodian with respect to the Global Convertible, Latin
                        America Equity, National Municipal, California
                        Municipal and New York Municipal Funds.(5)
         8(c)    --     Form of Custodian Agreement between Registrant and The
                        Bank of New York. (9)
         8(d)    --     Form of Amendment to the Custodian Agreement between
                        Registrant and The Bank of New York with respect to the
                        Emerging Markets Fund.  filed herewith.
         9(a)    --     Form of Shareholder Servicing Agreement between the
                        Registrant and Shareholder Servicing Agents.(7)
         9(b)    --     Form of Fund Administration Agreement between
                        Registrant and BISYS Fund Services.(8)
         9(c)    --     Form of Transfer Agency Agreement between Registrant
                        and BISYS Fund Services.(8)
         9(d)    --     Form of Fund Accounting Agreement between Registrant
                        and BISYS Fund Services.(8)
         10      --     Opinion and Consent of Piper & Marbury.(3)
         11(a)   --     Consent of Price Waterhouse LLP. (9)
         11(b)   --     Powers of Attorney for Messrs. Landau and Morton.(2)
         12      --     None.
         13(a)   --     Form of Share Purchase Agreement between Registrant and
                        Furman Selz Incorporated with respect to the High
                        Yield, Global Debt and Emerging Markets Funds.(3)
         13(b)   --     Form of Share Purchase Agreement between Registrant and
                        Furman Selz Incorporated with respect to the Global
                        Convertible, Latin America Equity, National Municipal,
                        California Municipal and New York Municipal Funds.(5)

         13(c)   --     Form of Share Purchase Agreement between the Registrant
                        and OFFIT Funds Distributor with respect to U.S.
                        Government Securities Fund, Mortgage Securities Fund
                        and Total Return Fund.(10)
         14      --     None.
         15(a)   --     Form of Plan Distribution.(2)
         15(b)   --     Amendment to Plan of Distribution.(7)
         16(a)   --     Schedule of computation for the High Yield, Emerging
                        Markets and New York Municipal Funds.(6)
         16(b)   --     Schedule of computation for the Latin America Total
                        Return Fund. (9)
         16(c)   --     Schedule of computation for the California Municipal
                        Fund. filed herewith.
         18      --     Form of Amended Multiclass Plan Pursuant to
                        Rule 18f-3.(7)
         27      --     Financial Data Schedule, filed herewith.

---------------

* Incorporated by reference to the Registrant's Annual Report filed with the Securities and Exchange Commission on March 3,1997.
** Incorporated by reference to the Registrant's Semi-Annual Report filed with the Securities and Exchange Commission on June 30,1997.
(1) Exhibit is incorporated by reference to the Registrant's Registration Statement on Form N-1A, filed October 8, 1993, Registration Nos. 33-70116 and 811-8036 (the "Registration Statement").
(2) Exhibit is incorporated by reference to Pre-Effective Amendment No. 1, filed November 24, 1993 to the Registration Statement.
(3) Exhibit is incorporated by reference to Pre-Effective Amendment No. 2, filed January 31 1994, to the Registration Statement.
(4) Exhibit is incorporated by reference to Post-Effective Amendment No. 2, filed on August 26, 1994, to the Registration Statement.
(5) Exhibit is incorporated by reference to Post-Effective Amendment No. 3, filed on November 25, 1994, to the Registration Statement.
(6) Exhibit is incorporated by reference to Post-Effective Amendment No. 6, filed on February 29, 1996, to the Registration Statement.
(7) Exhibit is incorporated by reference to Post-Effective Amendment No. 7, filed on April 27, 1996, to the Registration Statement.
(8) Exhibit is incorporated by reference to Post-Effective Amendment No. 11, filed on February 14, 1997.
(9) Exhibit is incorporated by reference to Post-Effective Amendment No. 12, filed on April 30, 1997.
(10) To be filed by subsequent amendment.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           None.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                                            Number of Record Holders
                 Title of Class                                                at August 11, 1997
                 --------------                                             ------------------------
Select Shares of OFFITBANK High Yield Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .            1047

                                      C-3

Advisor Shares of OFFITBANK High Yield Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               0
Select Shares of OFFITBANK Emerging Markets Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .             232
Advisor Shares of OFFITBANK Emerging Markets Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               0
Select Shares of OFFITBANK Investment Grade Global Debt Fund,
    par value $.001 per share  . . . . . . . . . . . . . . . . . . . . . .               1
Advisor Shares of OFFITBANK Investment Grade Global Debt Fund,
    par value $.001 per share  . . . . . . . . . . . . . . . . . . . . . .               0
Select Shares of OFFITBANK Latin America Equity Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .             126
Advisor of OFFITBANK Latin America Equity Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               1
Select Shares of OFFITBANK Global Convertible Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               1
Advisor Shares of OFFITBANK Global Convertible Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               0
Select Shares of OFFITBANK National Municipal Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               1
Advisor Shares of OFFITBANK National Municipal Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               0
Select Shares of OFFITBANK California Municipal Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               6
Advisor Shares of OFFITBANK California Municipal Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               0
Select Shares of OFFITBANK New York Municipal Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .              63
Advisor Shares of OFFITBANK New York Municipal Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               0
Select Shares of OFFITBANK Mortgage Securities Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .              14
Advisor Shares of OFFITBANK Mortgage Securities Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               0
Select Shares of OFFITBANK U.S. Government Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               7
Advisor Shares of OFFITBANK U.S. Government Fund,
    par value $.001 per share. . . . . . . . . . . . . . . . . . . . . . .               0


ITEM 27.  INDEMNIFICATION.

          Reference is made to Article VII of Registrant's Articles of Incorporation (Exhibit 1 hereto), Article IV of Registrant's By-Laws (Exhibit 2 hereto) and Paragraph 4 of the Form of Distribution Agreement between Registrant and OFFIT Funds Distributor, Inc. (Exhibit 6(e) hereto).

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The Adviser provides a wide range of asset management services to individuals, institutions and retirement benefit plans.

          To the knowledge of Registrant, none of the Directors or executive officers of the Adviser except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                               Principal Occupation
                                                                               or Other Employment
                                                                                 of a Substantial
                                                    Position with                Nature During the
          Name                                        OFFITBANK                   Past Two Years
          ----                                        ---------                   --------------
H. Furlong Baldwin                                    Director                 Chairman of the Board,
Mercantile Bankshares Inc.                                                     Mercantile Bankshares
Two Hopkins Plaza
Baltimore, MD  21201

Marchese Alessandro di Montezemolo                    Director                 Private Investor
P.O. Box  5057
New York, New York  11969

David I. Margolis                                     Director                 Chairman and Chief
147 East 48th Street                                                           Executive Officer,
New York, New York  10017                                                      Coltec Industries, Inc.

Harvey M. Meyerhoff                                   Director                 Chairman of the Board,
Magna Holdings, Inc.                                                           Magna Holdings, Inc.
25 South Charles Street
Suite 2100
Baltimore, MD  21201

Morris W. Offit, C.F.A.                               Director                 Chairman of the Board
OFFITBANK                                                                      OFFITBANK
520 Madison Avenue
New York, New York  10022

Dr. George Randolph Packard                           Director                 Professor, The Paul H.
4425 Garfield Street, N.W.                                                     Nitze School of Advanced
Washington, D.C. 20007                                                         International Studies,
                                                                               Johns Hopkins University

Edward V. ("Ned") Regan                               Director                 President
The Jerome Levy Economics                                                      The Jerome Levy Economics
Institute of Bard College                                                      Institute of Bard
31 West 52nd Street, 17th Street                                               College
New York, New York  10019

B. Lance Sauerteig, Esq.                              Director                 President, First Spring
130 Edgehill Road                                                              Corporation
New Haven, CT  06511

Ricardo Steinbruch                                    Director                 Private Investor
Grupo Vicuhna
Rua Itacolomi 412, Higienopolis
Sao Paulo, S.P. 01239-020
Brazil



ITEM 29.  PRINCIPAL UNDERWRITER.

     (a)  Not applicable.

     (b) The information required by Item 29(b) with respect to each director, officer or partner of OFFIT Funds Distributor, Inc. is incorporated by reference to Schedule A on Form BD filed by OFFIT Funds Distributor, Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-46960)

                                                                           Positions and
Name and Principal                          Positions and Offices          Offices with
Business Address                            with Underwriter               Registrant
------------------                          ------------------             ----------

Lynn J. Mangum                              Chairman/CEO                       None
150 Clove Road
Little Falls, NJ  07424

Robert J. McMullan                          Executive Vice President/          None
150 Clove Road                              Treasurer
Little Falls, NJ  07424

J. David Huber                              President                          None
3435 Stelzer Road
Columbus, Ohio  43219

Kevin J. Dell                               Vice President/ General            None
150 Clove Road                              Counsel/Secretary
Little Falls, NJ  07424

Mark J. Rybarczyk                           Senior Vice President              None
11 Greenway Plaza
Suite 300
Houston, TX  77046

Dennis Sheehan                              Senior Vice President              None
150 Clove Road
Little Falls, NJ  07424

William Tomko                               Senior Vice President              None
3435 Stelzer Road
Columbus, Ohio  43219

George Martinez                             Senior Vice President              None
3435 Stelzer Road
Columbus, Ohio  43219

Dale Smith                                  Vice President                     None
3435 Stelzer Road
Columbus, Ohio  43219

Michael Burns                               Vice President                     None
3435 Stelzer Road
Columbus, Ohio  43219

Bruce Treff                                 Assistant Secretary                None
3435 Stelzer Road
Columbus, Ohio  43219

Annamaria Porcaro                           Assistant Secretary                None
150 Clove Road
Little Falls, NJ  07424


     (c)  Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of:

          (1)  The OFFITBANK Investment Fund, Inc.
               125 West 55th Street
               11th Floor
               New York, New York  10019
               (records relating to the Company)

          (2)  OFFITBANK
               520 Madison Avenue
               New York, New York  10022
               (advisory records)

          (3)  OFFIT Funds Distributor, Inc.
               3435 Stelzer Road
               Columbus, Ohio  43219
               (records of principal underwriter)


ITEM 31.  MANAGEMENT SERVICES.

          Not applicable.


ITEM 32.  UNDERTAKINGS.

          (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in conjunction with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.


          (c) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be audited, within four to six months from the start of operations of the Total Return Fund, Global Debt Fund, Global Convertible Fund, U.S. Government Securities Fund, Mortgage Securities Fund and the National Municipal Fund.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of August, 1997.


                                       THE OFFITBANK INVESTMENT FUND, INC.

                                       By:  /s/ Morris W. Offit
                                            ------------------------------
                                            Morris W. Offit, President



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the 29th day of August, 1997.



SIGNATURE                                   TITLE
---------                                   -----

Morris W. Offit *                           Director, Chairman of
--------------------------------------      the Board and President
Morris W. Offit
(Principal Executive Director)

Edward J. Landau *                          Director
--------------------------------------
Edward J. Landau

The Very Reverend James Parks Morton *      Director
--------------------------------------
The Very Reverend James Parks Morton

/s/ Wallace Mathai-Davis                    Treasurer and Secretary
--------------------------------------
Wallace Mathai-Davis


/s/ Morris W. Offit
--------------------------------------
Attorney-in-fact
THE OFFITBANK INVESTMENT FUND, INC.


---------------

* Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 dated November 24, 1993.

                              INDEX TO EXHIBITS



Exhibit                                                         Sequentially
Number        Description of Exhibit                            Numbered Page
-------       ----------------------                            -------------

8(d)          Form of Amendment to the Custodian Agreement
16(c)         Schedule of Computation for California
              Municipal Fund
27            Financial Data Schedule